REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Summary of impact on previously issued financial statements

	As Previously
	Reported	Adjustment	As restated
Balance sheet as of March 31, 2021
Total assets	$818,433,672	$—	$818,433,672
Total liabilities	$85,269,207	$—	$85,269,207
Class A ordinary shares subject to redemption	$728,164,460	$88,645,540	$816,810,000
Shareholders' equity (deficit)
Class A ordinary shares	443	(443)	—
Class B ordinary shares	1,021	—	1,021
Additional paid-in capital	4,387,203	(4,387,203)	—
Retained earnings (accumulated deficit)	611,338	(84,257,894)	(83,646,556)
Total shareholders' equity (deficit)	$5,000,005	$(88,645,540)	$(83,645,535)
Total liabilities, Class A ordinary shares subject to redemption and shareholders' equity (deficit)	$818,433,672	$—	$818,433,672

	As Previously
Statement of Operations – Three Months ended March 31, 2021	Reported	Adjustments	As restated
Net income	$20,283,146	—	$20,283,146
Basic and diluted weighted average shares outstanding, Class A ordinary shares	81,681,000	81,681,000
Basic and diluted net income per share of Class A ordinary shares	$0.00	$0.20	$0.20
Weighted average number of shares of shares outstanding, Class A ordinary shares	20,420,250	—	20,420,250
Basic and diluted net income per share of Class B ordinary shares	$0.99	$(0.79)	$0.20

	As Previously
	Reported	Adjustment	As restated
Balance sheet June 30, 2021
Total assets	$818,575,847	$—	$818,575,847
Total liabilities	$84,092,934	$—	$84,092,934
Class A ordinary shares subject to redemption	$729,482,910	$87,327,090	$816,810,000
Shareholders’ equity (deficit)
Class A ordinary shares	437	(437)	—
Class B ordinary shares	1,021	—	1,021
Additional paid-in capital	3,068,759	(3,068,759)	—
Retained earnings (accumulated deficit)	1,929,786	(84,257,894)	(82,328,108)
Total shareholders’ equity (deficit)	$5,000,003	$(87,327,090)	$(82,327,087)
Total liabilities, Class A ordinary shares subject to redemption and shareholders’ equity (deficit)	$818,575,847	$—	$818,575,847

	As Previously
Statement of Operations – Three Months ended June 30, 2021	Reported	Adjustments	As restated
Net income	$1,318,448	—	$1,318,448
Basic and diluted weighted average shares outstanding, Class A ordinary shares	81,681,000		81,681,000
Basic and diluted net income per share of Class A ordinary shares	$0.00	$0.01	$0.01
Weighted average number of shares of shares outstanding, Class A ordinary shares	20,420,250	—	20,420,250
Basic and diluted net income per share of Class B ordinary shares	$0.06	$(0.05)	$0.01

	As Previously
Statement of Operations – Six Months ended June 30, 2021	Reported	Adjustments	As restated
Net income	$21,601,594	—	$21,601,594
Basic and diluted weighted average shares outstanding, Class A ordinary shares	81,681,000		81,681,000
Basic and diluted net income per share of Class A ordinary shares	$0.00	$0.21	$0.21
Weighted average number of shares of shares outstanding, Class A ordinary shares	20,420,250	—	20,420,250
Basic and diluted net income per share of Class B ordinary shares	$1.05	$(0.84)	$0.21

	As Reported
	As Previously
	Restated in the		As
	First Amended Filing	Adjustments	Restated
Balance sheet as of October 6, 2020
Total assets	$751,199,121	$—	$751,199,121
Total liabilities	$80,940,965	$—	$80,940,965
Class A ordinary shares subject to redemption	665,258,150	$151,551,850	$816,810,000
Shareholders’ equity (deficit)
Class A ordinary shares	424	$(424)	$—
Class B ordinary shares	1,078	$—	$1,078
Additional paid-in capital	7,192,687	$(7,192,687)	$—
Accumulated deficit	(2,194,183)	$(144,358,739)	$(146,552,922)
Total shareholders’ equity (deficit)	$5,000,006	$(151,551,850)	$(146,551,844)
Total liabilities, temporary equity and shareholders’ equity (deficit)	$751,199,121	$—	$751,199,121

The impact of the restatement on the audited balance sheet as of December 31, 2020 is presented below:

	As Reported
	As Previously
	Restated in the		As
	First Amended Filing	Adjustments	Restated
Balance sheet December 31, 2020
Total assets	$818,368,660	$—	$818,368,660
Total liabilities	$105,487,341	$—	$105,487,341
Class A ordinary shares subject to redemption	707,881,310	$108,928,690	$816,810,000
Shareholders’ equity (deficit)
Class A ordinary shares	545	(545)	—
Class B ordinary shares	1,021	—	1,021
Additional paid-in capital	24,670,251	(24,670,251)	—
Accumulated deficit	(19,671,808)	(84,257,894)	(103,929,702)
Total shareholders’ equity (deficit)	$5,000,009	$(108,928,690)	$(103,928,681)
Total liabilities, temporary equity and shareholders’ equity (deficit)	$818,368,660	$—	$818,368,660

	As Reported
	As Previously
	Restated in the		As
Statement of Operations as of December 31, 2020	First Amended Filing	Adjustments	Restated
Net loss	(19,641,760)	—	(19,641,760)
Basic and diluted weighted average shares outstanding, Class A ordinary shares	78,961,988	(60,133,462)	18,828,526
Basic and diluted net income (loss) per share of Class A ordinary shares	$0.00	$(0.52)	$(0.52)
Weighted average number of shares of shares outstanding, Class A ordinary shares	18,983,377	—	18,983,377
Basic and diluted net loss per share of Class B ordinary shares	$(1.04)	$0.52	$(0.52)